COSTS AND EXPENSES (INCOME) (Tables)	12 Months Ended
Dec. 31, 2017
COSTS AND EXPENSES (INCOME)
Schedule of property operating costs

Years ended December 31,	2017	2016

Non-recoverable from tenants:
Property taxes and utilities	$1,035	$747
Legal	324	348
Consulting	379	482
Environmental and appraisals	708	477
Repairs and maintenance	659	465
Ground rents	628	628
Other	653	660

	4,386	3,807

Recoverable from tenants:
Property taxes and utilities	2,644	2,209
Repairs and maintenance	749	531
Property management fees	741	592
Other	780	499

	4,914	3,831

Property operating costs	$9,300	$7,638

Schedule of general and administrative expenses

Years ended December 31,	2017	2016

Salaries and benefits	$12,113	$13,332
Audit, legal and consulting	3,382	4,807
Trustee/director fees and related expenses	1,438	1,673
Unit-based compensation including distributions and revaluations	4,017	2,921
Other public entity costs	1,687	1,564
Office rents	901	905
Other	2,528	2,758

	$26,066	$27,960

Schedule of interest expense and other financing costs, net

Years ended December 31,	2017	2016

Interest and amortized issuance costs relating to debentures	$17,416	$14,800
Interest on mortgages payable and construction loans	—	3,057
Amortization of deferred financing costs	219	193
Other interest and accretion charges	2,376	1,946

	20,011	19,996
Capitalized interest	—	(91)
Interest income	(540)	(318)

	$19,471	$19,587

Schedule of fair value losses (gains) on financial instruments

Years ended December 31,	2017	2016

Foreign exchange forward contracts, net	$823	$(2,394)
Interest rate caps	—	79
Contingent consideration	—	3,465

	$823	$1,150